Long-Term Debt - Summary of Unutilized Credit Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 1,058	$ 1,118
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	0	42
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	1,012	1,012
Uncommitted Credit Facilities
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 46	$ 64